Capital Private Client Services Funds
6455 Irvine Center Drive
Irvine, CA 92618

April 1, 2010

Ms. Laura Hatch, Senior Accountant
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Capital Private Client Services Funds (the “Fund”)
File Nos. 333-163115 and 811-22349

Dear Ms. Hatch:

In response to oral comments we received from you on March 16, 2010 to the fund’s Pre-Effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933 (“1933 Act”) and Amendment No. 1 to the Registration Statement under the Investment Company Act of 1940 (“1940 Act”), we hereby file Pre-Effective Amendment No. 2 to the Registration Statement under the 1933 Act and Amendment No. 2 to the Registration Statement under the 1940 Act (the “Amendment”) pursuant to Rule 472 of the 1933 Act.  We appreciate your prompt response to the previous filing.

Our responses to your comments are set forth below.  The Amendment reflects additional information that was not contained in the prior Registration Statement.

Prospectus

Fees and Expenses of the Fund

1.           Comment:  The funds’ expense examples for the one year periods may reflect any fee waivers or expense reimbursements.

Response:   We have modified the expense example for the applicable funds to show one year expenses with the effect of the expense reimbursement.

2.           Comment: In the paragraph above the expense example please remove the phrase “that all dividend and capital gain distributions are reinvested.”

Response:   We have removed the language to address your comment.

Back cover page

3.           Comment:  Please include the registrant’s Investment Company Act file number on the bottom of the back cover page.

Response:   The registrant’s Investment Company Act file number has been included.

Statement of Additional Information

Management of the Funds

4.           Comment:  Please include information in this section to address the enhanced director disclosure requirements.

Response:   We have updated this section to address your comment.

Thank you for your consideration of our response to your comments.  We hope to have the Fund’s Registration Statement declared effective by April 12, 2010.  We look forward to your response to this letter and the Amendment.

If you have any questions please do not hesitate to contact me at (213) 615-0404.

Sincerely,
/s/ Timothy W. McHale
Timothy W. McHale
Counsel

Enclosure